BALANCE SHEETS - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 22,134	$ 22,461	$ 393
Accounts receivable, net of allowance	350,253	285,923	208,971
Inventory	45,922	10,948	11,644
Prepaid expenses and other current assets	2,812	0
Total current assets	421,121	319,332	221,008
Property and equipment, net of accumulated depreciation	176,385	214,587	286,449
Land	10,000	10,000	10,000
Total assets	607,506	543,919	517,457
Current liabilities:
Accounts payable	204,812	160,343	146,382
Accrued expenses and other liabilities	92,543	231,523	204,637
Secured line of credit	322,303	0
Current portion of secured notes payable	125,130	275,446	211,098
Total current liabilities	744,788	667,312	562,117
Long term liabilities:
Notes payable - secured, net of current portion	236,516	234,189	322,842
Total liabilities	981,304	901,501	884,959
Commitments and contingencies	0	0	0
Members' equity (deficit)
Members' equity	(641,038)	(554,613)	(386,518)
Retained earnings	267,240	197,031	19,016
Total members' equity (deficit)	(373,798)	(357,582)	(367,502)
Total liabilities and members' equity (deficit)	$ 607,506	$ 543,919	$ 517,457